Financial assets and liabilities (Details 5) - ARS ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Non-current Liabilities, Beginning	$ 46,557,746,000	$ 63,060,153,000
Non-cash Transactions	(20,933,241,000)	(31,371,546,000)
Disbursements	0	4,304,831,000
Other	10,557,738,000	10,564,308,000
Payments	0	0
Non-current Liabilities, Ending	36,182,243,000	46,557,746,000
Current Liabilities, Beginning	30,376,190,000	16,492,633,000
Current Liabilities, Ending	6,814,403,000	30,376,190,000
Current [member]
Statement [Line Items]
Non-cash Transactions	(5,034,969,000)	(14,051,705,000)
Disbursements	195,259,000	1,836,439,000
Other	1,565,438,000	35,606,899,000
Payments	$ (20,287,515)	$ (9,508,076)